UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Local Currency Bond Fund

Investor Class (PRELX)

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Investor Class	$50	1.02%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,196
Number of Portfolio Holdings	335

Portfolio Turnover Rate	32.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	1.7%
AA Rated	5.6
A Rated	20.0
BBB Rated	39.0
BB Rated and Below	24.6
Not Rated	0.9
Reserves	8.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	9.8%
Republic of South Africa	8.2
Brazil Notas do Tesouro Nacional	7.0
Kingdom of Thailand	6.7
Republic of Colombia	6.3
Czech Republic	5.7
United Mexican States	5.0
Republic of Poland	4.8
Government of Malaysia	4.8
People's Republic of China	4.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F192-053 8/24

Emerging Markets Local Currency Bond Fund

Investor Class (PRELX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Local Currency Bond Fund

Advisor Class (PAELX)

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Advisor Class	$53	1.10%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,196
Number of Portfolio Holdings	335

Portfolio Turnover Rate	32.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	1.7%
AA Rated	5.6
A Rated	20.0
BBB Rated	39.0
BB Rated and Below	24.6
Not Rated	0.9
Reserves	8.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	9.8%
Republic of South Africa	8.2
Brazil Notas do Tesouro Nacional	7.0
Kingdom of Thailand	6.7
Republic of Colombia	6.3
Czech Republic	5.7
United Mexican States	5.0
Republic of Poland	4.8
Government of Malaysia	4.8
People's Republic of China	4.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F292-053 8/24

Emerging Markets Local Currency Bond Fund

Advisor Class (PAELX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Local Currency Bond Fund

I Class (TEIMX)

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - I Class	$34	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,196
Number of Portfolio Holdings	335

Portfolio Turnover Rate	32.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	1.7%
AA Rated	5.6
A Rated	20.0
BBB Rated	39.0
BB Rated and Below	24.6
Not Rated	0.9
Reserves	8.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	9.8%
Republic of South Africa	8.2
Brazil Notas do Tesouro Nacional	7.0
Kingdom of Thailand	6.7
Republic of Colombia	6.3
Czech Republic	5.7
United Mexican States	5.0
Republic of Poland	4.8
Government of Malaysia	4.8
People's Republic of China	4.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F438-053 8/24

Emerging Markets Local Currency Bond Fund

I Class (TEIMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Emerging Markets Local Currency Bond Fund

Z Class (TRZFX)

This semi-annual shareholder report contains important information about Emerging Markets Local Currency Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Currency Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,196
Number of Portfolio Holdings	335

Portfolio Turnover Rate	32.9%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	1.7%
AA Rated	5.6
A Rated	20.0
BBB Rated	39.0
BB Rated and Below	24.6
Not Rated	0.9
Reserves	8.2

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Republic of Indonesia	9.8%
Republic of South Africa	8.2
Brazil Notas do Tesouro Nacional	7.0
Kingdom of Thailand	6.7
Republic of Colombia	6.3
Czech Republic	5.7
United Mexican States	5.0
Republic of Poland	4.8
Government of Malaysia	4.8
People's Republic of China	4.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1408-053 8/24

Emerging Markets Local Currency Bond Fund

Z Class (TRZFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRELX Emerging Markets Local
Currency Bond Fund
PAELX Emerging Markets Local
Currency Bond Fund–
.
Advisor Class
TEIMX Emerging Markets Local
Currency Bond Fund–
.
I Class
TRZFX Emerging Markets Local
Currency Bond Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 5.07 $ 4.68 $ 5.56 $ 6.44 $ 6.48 $ 6.04
Investment
activities
Net investment
income
(1)(2)
0.15 0.29 0.27 0.27 0.27 0.36
Net realized and
unrealized gain/
loss (0.38) 0.39 (0.88) (0.87) (0.03) 0.43
Total from
investment
activities (0.23) 0.68 (0.61) (0.60) 0.24 0.79
Distributions
Net investment
income (0.14) (0.24) — (0.18) (0.03) (0.11)
Tax return of
capital — (0.05) (0.27) (0.10) (0.25) (0.24)
Total distributions (0.14) (0.29) (0.27) (0.28) (0.28) (0.35)
NET ASSET
VALUE
End of period $ 4.70 $ 5.07 $ 4.68 $ 5.56 $ 6.44 $ 6.48

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(4.57)% 14.91% (11.00)% (9.54)% 4.08% 13.49%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.05%
(4)
1.01% 1.01% 0.92% 0.94% 0.94%
Net expenses
after waivers/
payments by
Price Associates 1.02%
(4)
1.01% 1.01% 0.92% 0.94% 0.92%
Net investment
income 6.10%
(4)
6.07% 5.48% 4.41% 4.58% 5.72%
Portfolio turnover
rate 32.9% 107.6% 104.4% 83.1% 76.1% 50.2%
Net assets, end
of period (in
thousands) $23,281 $27,683 $31,914 $54,575 $416,391 $406,675
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 5.04 $ 4.66 $ 5.55 $ 6.43 $ 6.47 $ 6.04
Investment
activities
Net investment
income
(1)(2)
0.15 0.29 0.26 0.26 0.27 0.34
Net realized and
unrealized gain/
loss (0.38) 0.39 (0.89) (0.88) (0.05) 0.42
Total from
investment
activities (0.23) 0.68 (0.63) (0.62) 0.22 0.76
Distributions
Net investment
income (0.14) (0.25) — (0.17) (0.02) (0.10)
Tax return of
capital — (0.05) (0.26) (0.09) (0.24) (0.23)
Total distributions (0.14) (0.30) (0.26) (0.26) (0.26) (0.33)
NET ASSET
VALUE
End of period $ 4.67 $ 5.04 $ 4.66 $ 5.55 $ 6.43 $ 6.47

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(4.63)% 15.03% (11.31)% (9.79)% 3.81% 12.99%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 11.70%
(4)
4.54% 3.83% 2.89% 1.93% 1.92%
Net expenses
after waivers/
payments by
Price Associates 1.10%
(4)
1.10% 1.10% 1.18% 1.20% 1.20%
Net investment
income 6.03%
(4)
5.98% 5.28% 4.35% 4.48% 5.50%
Portfolio turnover
rate 32.9% 107.6% 104.4% 83.1% 76.1% 50.2%
Net assets, end
of period (in
thousands) $2 $15 $15 $34 $49 $151
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 5.07 $ 4.68 $ 5.57 $ 6.45 $ 6.48 $ 6.05
Investment
activities
Net investment
income
(1)(2)
0.16 0.31 0.28 0.28 0.28 0.37
Net realized and
unrealized gain/
loss (0.38) 0.38 (0.89) (0.87) (0.02) 0.42
Total from
investment
activities (0.22) 0.69 (0.61) (0.59) 0.26 0.79
Distributions
Net investment
income (0.15) (0.25) — (0.19) (0.03) (0.11)
Tax return of
capital — (0.05) (0.28) (0.10) (0.26) (0.25)
Total distributions (0.15) (0.30) (0.28) (0.29) (0.29) (0.36)
NET ASSET
VALUE
End of period $ 4.70 $ 5.07 $ 4.68 $ 5.57 $ 6.45 $ 6.48

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(4.42)% 15.27% (10.88)% (9.37)% 4.40% 13.45%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.79%
(4)
0.77% 0.77% 0.80% 0.82% 0.81%
Net expenses
after waivers/
payments by
Price Associates 0.70%
(4)
0.70% 0.70% 0.76% 0.79% 0.79%
Net investment
income 6.43%
(4)
6.37% 5.81% 4.68% 4.67% 5.90%
Portfolio turnover
rate 32.9% 107.6% 104.4% 83.1% 76.1% 50.2%
Net assets, end
of period (in
thousands) $96,923 $99,666 $91,372 $119,612 $101,341 $82,057
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 5.07 $ 4.68 $ 5.56 $ 6.25
Investment activities
Net investment income
(2)(3)
0.17 0.34 0.32 0.28
Net realized and unrealized gain/loss (0.38) 0.39 (0.88) (0.68)
Total from investment activities (0.21) 0.73 (0.56) (0.40)
Distributions
Net investment income (0.16) (0.28) — (0.19)
Tax return of capital — (0.06) (0.32) (0.10)
Total distributions (0.16) (0.34) (0.32) (0.29)
NET ASSET VALUE
End of period $ 4.70 $ 5.07 $ 4.68 $ 5.56
Ratios/Supplemental Data
Total return
(3)(4)
(4.09)% 16.07% (10.10)% (6.60)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.78%
(5)
0.75% 0.75% 0.79%
(5)
Net expenses after waivers/payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00%
(5)
Net investment income 7.12%
(5)
7.08% 6.53% 5.54%
(5)
Portfolio turnover rate 32.9% 107.6% 104.4% 83.1%
Net assets, end of period (in thousands) $185,990 $198,633 $240,172 $270,153
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.6%
Government Bonds 0.6%
Republic of Angola, 8.25%, 5/9/28 (USD)  985,000 928
Republic of Angola, 9.50%, 11/12/25 (USD)  903,000 918
Total Angola (Cost $1,814) 1,846
BRAZIL 7.0%
Government Bonds 7.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/25  9,785,000 1,743
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  31,635,000 5,446
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  20,518,000 3,416
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  33,600,000 5,432
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33  8,902,000 1,414
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/35  20,954,000 3,286
Brazil Notas do Tesouro Nacional, Series NTNF, Inflation-
Indexed, 6.00%, 5/15/35  4,641,231 804
Total Brazil (Cost $24,817) 21,541
CHILE 0.6%
Government Bonds 0.6%
Bonos de la Tesoreria de la Republica en pesos, 7.00%,
5/1/34 (1) 1,560,000,000 1,764
Total Chile (Cost $1,781) 1,764
CHINA 5.2%
Convertible Bonds 0.1%
H World Group, 3.00%, 5/1/26 (USD)  315,000 335
335
Corporate Bonds 0.1%
Agile Group Holdings, 5.75%, 1/2/25 (USD) (2)(3) 540,000 43
Times China Holdings, 6.75%, 7/8/25 (USD) (2)(3) 1,000,000 26
69
Government Bonds 5.0%
China Development Bank, Series 1904, 3.68%, 2/26/26  5,900,000 836
People's Republic of China, Series INBK, 2.62%, 4/15/28  21,000,000 2,961
People's Republic of China, Series INBK, 3.01%, 5/13/28  19,000,000 2,724
People's Republic of China, Series INBK, 3.81%, 9/14/50  7,350,000 1,266

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, Series 1915, 3.13%, 11/21/29  52,050,000 7,581
15,368
Total China (Cost $17,316) 15,772
COLOMBIA 7.0%
Corporate Bonds 0.5%
Empresas Publicas de Medellin, 7.625%, 9/10/24 (1) 1,862,000,000 444
Empresas Publicas de Medellin, 7.625%, 9/10/24  4,371,000,000 1,042
1,486
Government Bonds 6.3%
Republic of Colombia, Series B, 6.00%, 4/28/28  28,473,800,000 6,010
Republic of Colombia, Series B, 7.00%, 3/26/31  2,497,000,000 507
Republic of Colombia, Series B, 7.00%, 6/30/32  2,620,000,000 512
Republic of Colombia, Series B, 7.25%, 10/18/34  13,301,300,000 2,521
Republic of Colombia, Series B, 9.25%, 5/28/42  3,653,400,000 734
Republic of Colombia, Series B, 13.25%, 2/9/33  17,707,200,000 4,855
Republic of Colombia, Series G, 7.00%, 3/26/31  20,577,900,000 4,176
19,315
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $0 (USD) (3)(4) † 19
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $247 (USD) (3)(4) † 320
Bona Fide Investments Holdings III, Acquisition date: 6/14/24,
Cost $200 (USD) (3)(4) † 199
538
Total Colombia (Cost $21,084) 21,339
CZECH REPUBLIC 5.7%
Government Bonds 5.7%
Czech Republic, Series 49, 4.20%, 12/4/36  53,930,000 2,311
Czech Republic, Series 78, 2.50%, 8/25/28  115,510,000 4,656
Czech Republic, Series 103, 2.00%, 10/13/33  293,040,000 10,513
Total Czech Republic (Cost $18,026) 17,480
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 10.75%, 6/1/36 (1) 44,800,000 768
Total Dominican Republic (Cost $753) 768

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.9%
Government Bonds 0.9%
Arab Republic of Egypt, Series 5YR, 14.369%, 10/20/25  28,100,000 516
Arab Republic of Egypt, Treasury Bills, Series 364D, 25.69%,
10/1/24  31,750,000 623
Arab Republic of Egypt, Treasury Bills, Series 364D, 30.00%,
9/17/24  21,150,000 419
Arab Republic of Egypt, Treasury Bills, Series 364D, 31.25%,
12/10/24  68,225,000 1,279
Total Egypt (Cost $3,802) 2,837
EL SALVADOR 0.7%
Government Bonds 0.7%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  2,024,000 1,996
Total El Salvador (Cost $1,961) 1,996
HUNGARY 3.1%
Government Bonds 3.1%
Republic of Hungary, Series 28/B, 4.50%, 3/23/28  1,107,090,000 2,794
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  1,071,110,000 2,337
Republic of Hungary, Series 32/G, 4.50%, 5/27/32  403,530,000 944
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  1,597,830,000 3,067
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  217,910,000 390
Total Hungary (Cost $9,559) 9,532
INDIA 2.0%
Corporate Bonds 0.5%
HDFC Bank, 8.10%, 3/22/25  130,000,000 1,557
1,557
Government Bonds 1.5%
Republic of India, 6.54%, 1/17/32  113,970,000 1,329
Republic of India, 6.67%, 12/17/50  86,000,000 989
Republic of India, 7.26%, 8/22/32  61,500,000 747
Republic of India, 7.26%, 2/6/33  115,000,000 1,399
4,464
Total India (Cost $6,449) 6,021

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 10.8%
Corporate Bonds 1.0%
Standard Chartered Bank, Series emtN, CLN (Reference:
Republic of Indonesia), 9.00%, 3/20/29 (1) 46,100,000,000 3,045
3,045
Government Bonds 9.8%
Republic of Indonesia, Series FR65, 6.625%, 5/15/33  55,446,000,000 3,278
Republic of Indonesia, Series FR72, 8.25%, 5/15/36  52,375,000,000 3,494
Republic of Indonesia, Series FR73, 8.75%, 5/15/31  115,957,000,000 7,742
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  65,138,000,000 3,980
Republic of Indonesia, Series FR83, 7.50%, 4/15/40  69,458,000,000 4,396
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  24,400,000,000 1,463
Republic of Indonesia, Series FR90, 5.125%, 4/15/27  90,570,000,000 5,317
Republic of Indonesia, Series 100, 6.625%, 2/15/34  3,585,000,000 212
29,882
Total Indonesia (Cost $36,175) 32,927
IVORY COAST 0.5%
Government Bonds 0.5%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  830,000 803
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 790,000 769
Total Ivory Coast (Cost $1,568) 1,572
JORDAN 0.5%
Government Bonds 0.5%
Kingdom of Jordan, 4.95%, 7/7/25 (USD)  1,605,000 1,565
Total Jordan (Cost $1,569) 1,565
LITHUANIA 0.3%
Government Bonds 0.3%
Republic of Lithuania, 3.50%, 2/13/34  820,000 869
Total Lithuania (Cost $873) 869
MALAYSIA 4.8%
Government Bonds 4.8%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  4,225,000 874

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, Series 0318, 4.642%, 11/7/33  7,800,000 1,751
Government of Malaysia, Series 0322, 4.504%, 4/30/29  4,490,000 987
Government of Malaysia, Series 0411, 4.232%, 6/30/31  3,544,000 771
Government of Malaysia, Series 0519, 3.757%, 5/22/40  36,945,000 7,559
Government of Malaysia, Series 0713, 4.935%, 9/30/43  11,320,000 2,650
Total Malaysia (Cost $15,084) 14,592
MEXICO 5.2%
Government Bonds 5.2%
Petroleos Mexicanos, Series 14-2, 7.47%, 11/12/26  12,010,000 583
United Mexican States, Series M, 7.50%, 5/26/33  8,300,000 391
United Mexican States, Series M, 7.75%, 5/29/31  38,000,000 1,853
United Mexican States, Series M, 7.75%, 11/23/34  23,000,000 1,083
United Mexican States, Series M, 8.00%, 7/31/53  8,627,000 381
United Mexican States, Series M, 8.50%, 11/18/38  185,860,000 9,011
United Mexican States, Series S, Inflation-Indexed, 2.75%,
11/27/31  55,767,073 2,553
Total Mexico (Cost $16,419) 15,855
MONTENEGRO 0.4%
Government Bonds 0.4%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 1,110,000 1,115
Total Montenegro (Cost $1,117) 1,115
MOROCCO 0.6%
Government Bonds 0.6%
Kingdom of Morocco, 1.50%, 11/27/31 (EUR)  1,110,000 964
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  1,160,000 934
Total Morocco (Cost $1,908) 1,898
NETHERLANDS 0.1%
Government Bonds 0.1%
Nederlandse Financierings-Maatschappij voor
Ontwikkelingslanden, 35.00%, 7/22/25 (TRY)  11,000,000 306
Total Netherlands (Cost $321) 306

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NIGERIA 0.4%
Government Bonds 0.4%
Nigeria Treasury Bill, Series 364D, 22.63%, 3/6/25  2,421,000,000 1,378
Total Nigeria (Cost $1,439) 1,378
PERU 4.4%
Government Bonds 4.4%
Republic of Peru, 6.15%, 8/12/32  20,166,000 5,058
Republic of Peru, 6.35%, 8/12/28 (1) 12,228,000 3,271
Republic of Peru, 6.35%, 8/12/28  2,700,000 722
Republic of Peru, 6.90%, 8/12/37  12,054,000 3,004
Republic of Peru, 8.20%, 8/12/26  5,400,000 1,488
Total Peru (Cost $13,307) 13,543
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, Series 25-6, 9.25%, 11/5/34  14,060,000 285
Total Philippines (Cost $283) 285
POLAND 4.8%
Government Bonds 4.8%
Republic of Poland, Series 0429, 5.75%, 4/25/29  13,530,000 3,399
Republic of Poland, Series 0727, 2.50%, 7/25/27  15,493,000 3,553
Republic of Poland, Series 1029, 2.75%, 10/25/29  7,300,000 1,591
Republic of Poland, Series 1033, 6.00%, 10/25/33  23,930,000 6,092
Total Poland (Cost $14,140) 14,635
ROMANIA 3.3%
Corporate Bonds 0.6%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (5) 1,520,000 1,720
1,720
Government Bonds 2.7%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  21,060,000 4,257
Republic of Romania, Series 15YR, 5.80%, 7/26/27  5,100,000 1,085
Republic of Romania, Series 5Y, 4.25%, 4/28/36  7,940,000 1,353

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, Series 8Y, 4.15%, 1/26/28  8,430,000 1,699
8,394
Total Romania (Cost $9,958) 10,114
SENEGAL 0.2%
Government Bonds 0.2%
Republic of Senegal, 6.25%, 5/23/33 (USD)  890,000 749
Total Senegal (Cost $763) 749
SERBIA 0.6%
Government Bonds 0.6%
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,050,000 957
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  110,700,000 945
Total Serbia (Cost $2,139) 1,902
SLOVENIA 0.3%
Corporate Bonds 0.3%
Nova Ljubljanska Banka, VR, 6.875%, 1/24/34 (5) 900,000 1,007
Total Slovenia (Cost $1,016) 1,007
SOUTH AFRICA 8.7%
Corporate Bonds 0.5%
Transnet, 8.25%, 2/6/28 (USD)  1,530,000 1,525
1,525
Government Bonds 8.2%
Republic of South Africa, Series R186, 10.50%, 12/21/26  16,750,000 956
Republic of South Africa, Series R213, 7.00%, 2/28/31  33,909,000 1,563
Republic of South Africa, Series 2032, 8.25%, 3/31/32  99,383,000 4,766
Republic of South Africa, Series 2035, 8.875%, 2/28/35  283,877,000 13,212
Republic of South Africa, Series 2044, 8.75%, 1/31/44  112,788,000 4,647
25,144
Total South Africa (Cost $25,677) 26,669
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD) (2)(3) 680,000 403

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (2)(3) 560,000 333
Republic of Sri Lanka, 7.85%, 3/14/29 (USD) (2)(3) 380,000 226
Total Sri Lanka (Cost $944) 962
SUPRANATIONAL 1.5%
Government Bonds 1.5%
European Bank for Reconstruction & Development, Series
GMTN, 5.60%, 1/30/25 (IDR)  17,230,000,000 1,043
International Bank for Reconstruction & Development, Series
GDIF, 4.60%, 2/9/26 (IDR)  22,000,000,000 1,305
International Bank for Reconstruction & Development, Series
GMTN, 4.90%, 2/12/26 (INR)  90,700,000 1,052
International Finance, 3.59%, 2/26/26 (COP)  5,750,000,000 1,250
Total Supranational (Cost $5,183) 4,650
TANZANIA 0.5%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 742
742
Corporate Bonds 0.3%
HTA Group, 7.50%, 6/4/29 (USD) (1) 840,000 837
837
Total Tanzania (Cost $1,513) 1,579
THAILAND 6.7%
Government Bonds 6.7%
Kingdom of Thailand, 1.585%, 12/17/35  267,565,000 6,442
Kingdom of Thailand, 2.00%, 6/17/42  62,500,000 1,437
Kingdom of Thailand, 2.40%, 3/17/29  45,000,000 1,222
Kingdom of Thailand, 2.80%, 6/17/34  50,300,000 1,384
Kingdom of Thailand, 3.40%, 6/17/36  28,213,000 810
Kingdom of Thailand, 3.65%, 6/20/31  80,667,000 2,347
Kingdom of Thailand, 3.775%, 6/25/32  152,005,000 4,482
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  92,873,162 2,447
Total Thailand (Cost $22,429) 20,571

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TÜRKIYE 1.1%
Corporate Bonds 0.2%
Garanti Faktoring, Series 83, Zero Coupon, 9/2/24  22,500,000 630
630
Government Bonds 0.9%
Republic of Türkiye, 17.80%, 7/13/33  54,753,000 1,215
Republic of Türkiye, 26.20%, 10/5/33  26,150,000 786
Republic of Türkiye, 31.08%, 11/8/28  19,750,000 623
2,624
Total Türkiye (Cost $3,577) 3,254
UNITED STATES 0.2%
Convertible Bonds 0.1%
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  3,000,000 355
355
Corporate Bonds 0.1%
Goldman Sachs Group, 45.00%, 2/10/25 (TRY)  10,600,000 309
309
Total United States (Cost $681) 664
URUGUAY 1.0%
Government Bonds 1.0%
Republic of Uruguay, 8.25%, 5/21/31  39,445,000 938
Republic of Uruguay, 9.75%, 7/20/33  86,380,000 2,216
Total Uruguay (Cost $3,229) 3,154
SHORT-TERM INVESTMENTS 6.9%
Money Market Funds 6.9%
T. Rowe Price Government Reserve Fund, 5.38% (6)(7) 21,066,650 21,067
Total Short-Term Investments (Cost $21,067) 21,067

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Long Bond Futures, Put, 8/23/24 @
$117.00 (3) 51 603,394 83
Total Exchange-Traded Options Purchased (Cost $59) 83
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / EUR,
Call, 7/10/24 @
USD1.06 (3) 1 6,189 20
Citibank
USD / EUR,
Put, 7/10/24 @
USD1.09 (3) 1 6,189 2
HSBC Bank
USD / JPY,
Call, 7/29/24 @
JPY158.50 (3) 2 7,003 120
Total OTC Options Purchased (Cost $73) 142
Total Options Purchased (Cost $132) 225
Total Investments in Securities
97.3% of Net Assets
(Cost $309,873) $ 298,003
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $12,013 and represents 3.9% of net assets.
(2) Security is in default or has failed to make a scheduled interest an d/or principal payment .
(3) Non-income producing

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $538 and represents 0.2% of net assets.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Seven-day yield
(7) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
3M ZAR JIBOR Three month ZAR JIBOR (Johannesburg Interbank average rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M HUF
BUBOR Six month HUF BUBOR (Budapest interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CHF Swiss Franc
CLN Credit-Linked Note
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
OTC Over-the-counter
PEN Peruvian New Sol

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

.
.
.
.
.
.
.
.
.
.
PHP Philippines Peso
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
UYU Uruguayan Peso
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
SWAPS (0.3)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Interest Rate Swaps (0.1)%
Brazil (0.1)%
BNP Paribas, 5 Year Interest Rate Swap,
Receive Fixed 10.130% at Maturity, Pay
Variable 10.40%, (BRL CDI) at Maturity,
1/2/29 9,456 (90) — (90)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 10.820% at
Maturity, Pay Variable 10.40%, (BRL
CDI) at Maturity, 1/4/27 20,500 (66) — (66)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.795% at
Maturity, Pay Variable 10.40%, (BRL
CDI) at Maturity, 1/4/27 15,395 (106) — (106)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 9.870% at
Maturity, Pay Variable 10.40%, (BRL
CDI) at Maturity, 1/4/27 11,000 (72) — (72)
Total Brazil — (334)
China 0.0%
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.03%, (7 Day Interbank Repo)
Quarterly, 5/15/30 5,573 30 — 30
Total China — 30
Total Bilateral Interest Rate Swaps — (304)
Total Bilateral Swaps — (304)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.2)%
Credit Default Swaps, Protection Bought (0.1)%
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S41, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 5,745 (465) (495) 30
Total Foreign/Europe 30

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Qatar (0.0)%
Protection Bought (Relevant Credit:
State of Qatar), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 3,720 (94) (72) (22)
Total Qatar (22)
Saudi Arabia (0.0)%
Protection Bought (Relevant Credit:
Kingdom of Saudi Arabia), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 1,860 (37) (26) (11)
Total Saudi Arabia (11)
United States 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 3,915 124 107 17
Total United States 17
Total Centrally Cleared Credit Default Swaps,
Protection Bought 14
Interest Rate Swaps (0.1)%
China 0.0%
5 Year Interest Rate Swap, Receive
Fixed 1.922% Quarterly, Pay Variable
2.350% (7 Day Interbank Repo)
Quarterly, 6/28/29 21,000 (1) — (1)
5 Year Interest Rate Swap, Receive
Fixed 2.083% Quarterly, Pay Variable
2.030% (7 Day Interbank Repo)
Quarterly, 4/9/29 9,350 10 — 10
5 Year Interest Rate Swap, Receive
Fixed 2.710% Quarterly, Pay Variable
2.350% (7 Day Interbank Repo)
Quarterly, 12/27/27 27,200 109 — 109
5 Year Interest Rate Swap, Receive
Fixed 2.765% Quarterly, Pay Variable
2.350% (7 Day Interbank Repo)
Quarterly, 12/16/27 5,200 22 — 22
Total China 140

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 2.807% Annually, Pay Variable
3.908% (6M EURIBOR) Semi-Annually,
3/5/29 5,285 (43) 1 (44)
30 Year Interest Rate Swap, Pay Fixed
2.447% Annually, Receive Variable
3.908% (6M EURIBOR) Semi-Annually,
3/4/54 1,462 42 1 41
Total Foreign/Europe (3)
Hungary 0.1%
5 Year Interest Rate Swap, Receive
Fixed 6.309% Annually, Pay Variable
7.750% (6M HUF BUBOR) Semi-
Annually, 3/18/27 320,000 (5) — (5)
5 Year Interest Rate Swap, Receive
Fixed 9.584% Annually, Pay Variable
8.960% (6M HUF BUBOR) Semi-
Annually, 7/27/27 440,000 166 — 166
Total Hungary 161
India (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 6.252% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 12/15/28 130,615 (11) — (11)
5 Year Interest Rate Swap, Receive
Fixed 6.374% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 5/17/29 187,075 (5) — (5)
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 114,500 (8) — (8)
7 Year Interest Rate Swap, Receive
Fixed 6.576% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 4/21/31 110,728 9 — 9
Total India (15)
Mexico (0.2)%
3 Year Interest Rate Swap, Receive
Fixed 9.100% 28 Days, Pay Variable
11.245% (MXIBTIIE) 28 Days, 1/28/27 23,702 (27) — (27)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
3 Year Interest Rate Swap, Receive
Fixed 9.150% 28 Days, Pay Variable
11.243% (MXIBTIIE) 28 Days, 1/28/27 23,702 (27) — (27)
3 Year Interest Rate Swap, Receive
Fixed 9.185% 28 Days, Pay Variable
11.245% (MXIBTIIE) 28 Days, 3/2/27 53,000 (57) — (57)
5 Year Interest Rate Swap, Receive
Fixed 9.090% 28 Days, Pay Variable
11.245% (MXIBTIIE) 28 Days, 11/6/28 36,824 (39) — (39)
5 Year Interest Rate Swap, Receive
Fixed 9.285% 28 Days, Pay Variable
11.243% (MXIBTIIE) 28 Days, 11/1/28 50,000 (35) — (35)
7 Year Interest Rate Swap, Receive
Fixed 8.530% 28 Days, Pay Variable
11.243% (MXIBTIIE) 28 Days, 3/21/30 30,000 (72) — (72)
8 Year Interest Rate Swap, Receive
Fixed 8.690% 28 Days, Pay Variable
11.245% (MXIBTIIE) 28 Days, 3/22/32 110,222 (249) — (249)
Total Mexico (506)
Poland 0.0%
4 Year Interest Rate Swap, Receive
Fixed 5.080% Annually, Pay Variable
5.860% (6M PLN WIBOR) Semi-
Annually, 5/9/28 11,915 1 — 1
Total Poland 1
South Africa (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 8.124% Quarterly, Pay Variable
8.350% (3M ZAR JIBOR) Quarterly,
6/25/29 57,342 (11) — (11)
Total South Africa (11)
Total Centrally Cleared Interest Rate Swaps (233)
Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.349% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/24/28 1,010 18 — 18
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.568% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/29 4,735 (11) — (11)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.608% at Maturity, Receive
Variable (Change in CPI) at Maturity,
2/17/28 960 7 — 7
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.915% at Maturity, Receive
Variable (Change in CPI) at Maturity,
11/9/27 380 (2) — (2)
Total United States 12
Total Centrally Cleared Zero-Coupon Inflation
Swaps 12
Total Centrally Cleared Swaps (207)
Net payments (receipts) of variation margin to date 245
Variation margin receivable (payable) on centrally cleared swaps $ 38
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/5/24 INR 101,609 USD 1,217 $ 2
Bank of America 7/12/24 MXN 346,918 USD 20,797 (1,877)
Bank of America 7/12/24 USD 1,539 CZK 35,108 38
Bank of America 7/12/24 USD 1,650 HUF 590,207 50
Bank of America 7/12/24 USD 1,365 MXN 24,771 14
Bank of America 7/12/24 USD 252 ZAR 4,642 (3)
Bank of America 7/12/24 ZAR 17,926 USD 977 7
Bank of America 8/16/24 PLN 3,588 USD 886 5
Bank of America 8/16/24 PLN 8,981 USD 2,274 (44)
Bank of America 9/6/24 MYR 51,333 USD 11,025 (127)
Bank of America 9/6/24 USD 1,459 MYR 6,838 8
Bank of America 10/11/24 USD 1,213 INR 101,610 (2)
Barclays Bank 7/5/24 INR 267,061 USD 3,198 5
Barclays Bank 7/5/24 KRW 4,196,737 USD 3,130 (81)
Barclays Bank 7/5/24 TWD 51,532 USD 1,594 (6)
Barclays Bank 7/12/24 MXN 10,062 USD 588 (39)
Barclays Bank 7/12/24 TRY 114,196 USD 3,248 194
Barclays Bank 7/12/24 USD 1,263 TRY 45,498 (108)
Barclays Bank 7/12/24 USD 5,360 ZAR 98,705 (59)
Barclays Bank 7/12/24 ZAR 54,214 USD 2,972 4
Barclays Bank 8/9/24 CLP 5,159,896 USD 5,518 (36)
Barclays Bank 8/16/24 PLN 552 USD 137 —
Barclays Bank 10/15/24 USD 1,603 TWD 51,532 10
Barclays Bank 10/18/24 CZK 8,937 USD 383 —
BNP Paribas 7/5/24 IDR 28,626,646 USD 1,741 8
BNP Paribas 7/5/24 IDR 26,003,960 USD 1,591 (3)
BNP Paribas 7/5/24 USD 3,028 KRW 4,196,737 (20)
BNP Paribas 7/12/24 CZK 124,303 USD 5,327 (11)
BNP Paribas 7/12/24 HUF 226,890 USD 611 4
BNP Paribas 7/12/24 MXN 24,434 USD 1,323 10
BNP Paribas 7/12/24 USD 2,509 HUF 900,791 68
BNP Paribas 7/12/24 USD 1,198 HUF 444,326 (6)
BNP Paribas 7/12/24 USD 1,169 MXN 19,503 105
BNP Paribas 7/12/24 USD 1,218 ZAR 23,536 (74)
BNP Paribas 7/12/24 ZAR 69,150 USD 3,688 108
BNP Paribas 7/19/24 USD 1,388 EUR 1,288 7
BNP Paribas 8/9/24 USD 1,486 CLP 1,351,886 50
BNP Paribas 8/23/24 USD 303 EUR 281 2
BNP Paribas 9/4/24 BRL 3,876 USD 715 (27)
BNP Paribas 9/6/24 MYR 26,351 USD 5,667 (72)
BNP Paribas 9/6/24 THB 189,505 USD 5,195 (1)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 9/6/24 USD 2,235 THB 81,742 $ (5)
BNP Paribas 9/13/24 CNH 19,574 USD 2,712 (15)
BNP Paribas 10/11/24 KRW 4,196,737 USD 3,044 14
BNP Paribas 10/11/24 USD 1,736 IDR 28,626,646 (10)
BNP Paribas 10/18/24 USD 5,339 CZK 124,303 10
BNY Mellon 9/13/24 SGD 4,251 USD 3,174 (27)
Citibank 7/2/24 HKD 2,760 USD 353 —
Citibank 7/5/24 INR 42,514 USD 510 —
Citibank 7/5/24 TWD 47,713 USD 1,490 (20)
Citibank 7/5/24 USD 1,525 TWD 49,395 2
Citibank 7/12/24 HUF 3,613,812 USD 10,033 (240)
Citibank 7/12/24 RON 29,118 USD 6,355 (91)
Citibank 7/12/24 TRY 36,106 USD 1,019 70
Citibank 7/12/24 USD 6,752 CZK 156,554 58
Citibank 7/12/24 USD 1,432 RON 6,580 16
Citibank 7/12/24 USD 823 ZAR 15,036 (2)
Citibank 7/19/24 JPY 236,010 USD 1,543 (72)
Citibank 7/19/24 USD 1,629 JPY 251,414 61
Citibank 8/2/24 USD 354 HKD 2,760 —
Citibank 8/16/24 RSD 20,021 USD 182 1
Citibank 8/28/24 USD 1,029 NGN 1,477,962 60
Citibank 9/5/24 EGP 43,622 USD 829 53
Citibank 10/11/24 USD 508 INR 42,514 —
Deutsche Bank 7/5/24 IDR 3,510,000 USD 216 (1)
Deutsche Bank 7/5/24 USD 2,426 IDR 38,464,147 77
Deutsche Bank 7/5/24 USD 1,335 IDR 21,944,364 (5)
Deutsche Bank 7/12/24 USD 1,604 HUF 586,440 14
Deutsche Bank 7/19/24 EUR 1,288 USD 1,404 (23)
Deutsche Bank 7/19/24 USD 1,659 CHF 1,498 (13)
Deutsche Bank 7/19/24 USD 2,346 JPY 363,710 78
Deutsche Bank 8/16/24 PLN 32,789 USD 8,224 (84)
Deutsche Bank 9/6/24 PHP 121,628 USD 2,077 4
Goldman Sachs 7/5/24 TWD 124,644 USD 3,853 (13)
Goldman Sachs 7/5/24 USD 6,366 TWD 201,470 158
Goldman Sachs 7/12/24 TRY 29,507 USD 818 71
Goldman Sachs 8/9/24 USD 1,357 CLP 1,274,901 3
Goldman Sachs 8/16/24 PLN 3,233 USD 822 (20)
Goldman Sachs 9/4/24 BRL 21,207 USD 4,000 (235)
Goldman Sachs 9/4/24 USD 4,773 BRL 25,521 242
Goldman Sachs 9/6/24 THB 159,469 USD 4,386 (15)
Goldman Sachs 10/15/24 USD 3,874 TWD 124,644 21

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 7/5/24 IDR 12,071,714 USD 737 $ —
HSBC Bank 7/5/24 IDR 5,312,412 USD 334 (9)
HSBC Bank 7/5/24 TWD 74,911 USD 2,326 (17)
HSBC Bank 7/5/24 USD 711 IDR 11,356,500 17
HSBC Bank 7/5/24 USD 4,916 INR 411,185 (14)
HSBC Bank 7/5/24 USD 1,490 TWD 47,935 13
HSBC Bank 7/12/24 CZK 85,864 USD 3,683 (12)
HSBC Bank 7/19/24 CHF 1,452 USD 1,610 10
HSBC Bank 8/9/24 USD 1,559 CLP 1,417,507 53
HSBC Bank 9/6/24 USD 3,927 MYR 18,349 31
HSBC Bank 9/6/24 USD 583 THB 21,348 (3)
HSBC Bank 10/11/24 USD 735 IDR 12,071,714 (1)
JPMorgan Chase 7/5/24 IDR 10,272,871 USD 644 (16)
JPMorgan Chase 7/5/24 PEN 620 USD 167 (6)
JPMorgan Chase 7/12/24 HUF 18,159 USD 51 (2)
JPMorgan Chase 7/12/24 MXN 47,964 USD 2,679 (63)
JPMorgan Chase 7/12/24 TRY 8,866 USD 268 —
JPMorgan Chase 7/12/24 USD 602 CZK 13,707 16
JPMorgan Chase 7/12/24 USD 256 HUF 94,453 —
JPMorgan Chase 7/12/24 USD 744 HUF 275,412 (2)
JPMorgan Chase 7/12/24 USD 428 TRY 14,311 (3)
JPMorgan Chase 7/12/24 USD 3,257 ZAR 60,653 (73)
JPMorgan Chase 7/12/24 ZAR 6,213 USD 329 12
JPMorgan Chase 7/19/24 JPY 489,689 USD 3,201 (148)
JPMorgan Chase 7/19/24 USD 1,521 CHF 1,360 4
JPMorgan Chase 8/16/24 USD 222 PLN 894 —
JPMorgan Chase 8/23/24 EUR 921 USD 1,003 (14)
JPMorgan Chase 9/4/24 BRL 3,170 USD 599 (37)
JPMorgan Chase 9/4/24 USD 249 BRL 1,367 7
JPMorgan Chase 9/5/24 EGP 13,684 USD 267 10
JPMorgan Chase 9/6/24 COP 337,940 USD 81 (1)
JPMorgan Chase 9/6/24 MYR 694 USD 148 (1)
JPMorgan Chase 9/6/24 THB 4,710 USD 129 —
JPMorgan Chase 9/6/24 USD 2,001 THB 73,398 (11)
JPMorgan Chase 9/6/24 USD 1,031 UYU 40,331 29
JPMorgan Chase 9/13/24 USD 550 CNH 3,994 —
JPMorgan Chase 9/13/24 USD 3,139 SGD 4,251 (8)
JPMorgan Chase 10/18/24 USD 355 CZK 8,267 —
Morgan Stanley 7/12/24 USD 1,872 MXN 34,176 8
Morgan Stanley 7/12/24 ZAR 7,517 USD 409 4
Morgan Stanley 7/19/24 USD 1,533 CHF 1,385 (13)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 8/9/24 USD 1,614 CLP 1,488,751 $ 33
Morgan Stanley 8/16/24 PLN 5,010 USD 1,250 (7)
RBC Dominion
Securities 7/12/24 MXN 32,319 USD 1,929 (166)
RBC Dominion
Securities 7/12/24 USD 751 MXN 12,590 65
RBC Dominion
Securities 7/19/24 JPY 252,428 USD 1,640 (66)
Societe Generale 7/12/24 CZK 8,705 USD 370 2
Societe Generale 7/12/24 USD 410 HUF 150,091 3
Standard Chartered 7/2/24 USD 354 HKD 2,760 —
Standard Chartered 7/5/24 USD 443 PEN 1,662 11
Standard Chartered 9/6/24 USD 2,598 THB 95,313 (14)
Standard Chartered 10/11/24 INR 241,645 USD 2,887 1
State Street 7/5/24 USD 875 IDR 14,032,592 18
State Street 7/12/24 HUF 308,293 USD 840 (4)
State Street 7/12/24 MXN 13,755 USD 799 (49)
State Street 7/12/24 USD 800 MXN 13,847 45
State Street 7/12/24 ZAR 33,175 USD 1,796 25
State Street 7/19/24 USD 2,399 JPY 362,124 141
State Street 9/4/24 BRL 60,612 USD 11,656 (896)
State Street 9/13/24 CNH 18,807 USD 2,611 (20)
UBS Investment Bank 7/5/24 PEN 11,960 USD 3,133 (21)
UBS Investment Bank 7/12/24 USD 1,058 MXN 19,611 (12)
UBS Investment Bank 7/19/24 USD 1,489 CHF 1,329 6
UBS Investment Bank 7/19/24 USD 2,405 JPY 363,575 137
UBS Investment Bank 8/23/24 EUR 524 USD 572 (9)
UBS Investment Bank 8/23/24 USD 11,258 EUR 10,315 180
UBS Investment Bank 9/6/24 THB 159,532 USD 4,391 (18)
UBS Investment Bank 10/11/24 IDR 8,400,984 USD 509 3
UBS Investment Bank 10/11/24 USD 3,132 PEN 11,960 21
Wells Fargo 7/5/24 PEN 13,541 USD 3,555 (32)
Wells Fargo 7/5/24 USD 6,574 PEN 24,459 211
Wells Fargo 7/12/24 USD 575 CZK 13,503 (2)
Wells Fargo 7/12/24 USD 806 RON 3,745 —
Wells Fargo 8/9/24 USD 263 CLP 248,218 (1)
Wells Fargo 9/4/24 USD 1,666 BRL 9,316 12
Wells Fargo 9/6/24 USD 8,805 COP 34,924,660 483
Wells Fargo 10/11/24 USD 3,967 PEN 15,123 33
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,902)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 10 Euro BOBL contracts 9/24 (1,247) $ (9)
Short, 26 Euro BTP contracts 9/24 (3,210) (13)
Short, 22 Euro OAT contracts 9/24 (2,901) 24
Short, 75 Mini ten year JGB contracts 9/24 (6,653) 31
Long, 63 U.S. Treasury Notes five year contracts 9/24 6,714 (14)
Short, 27 Ultra U.S. Treasury Bonds contracts 9/24 (3,384) (6)
Short, 7 Ultra U.S. Treasury Notes ten year
contracts 9/24 (795) (5)
Net payments (receipts) of variation margin to date 49
Variation margin receivable (payable) on open futures contracts $ 57

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ —# $ — $ 310+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 13,565  ¤  ¤ $ 21,067^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $310 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,067.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $309,873) $ 298,003
Interest receivable 5,836
Foreign currency (cost $5,565) 5,038
Unrealized gain on forward currency exchange contracts 3,356
Restricted cash pledged for bilateral derivatives 2,863
Cash deposits on centrally cleared swaps 1,878
Receivable for investment securities sold 747
Cash deposits on futures contracts 362
Due from affiliates 126
Variation margin receivable on futures contracts 57
Variation margin receivable on centrally cleared swaps 38
Cash 37
Receivable for shares sold 37
Unrealized gain on bilateral swaps 30
Other assets 297
Total assets 318,705
Liabilities
Payable for investment securities purchased 6,494
Unrealized loss on forward currency exchange contracts 5,258
Unrealized loss on bilateral swaps 334
Payable for shares redeemed 191
Investment management fees payable 162
Other liabilities 70
Total liabilities 12,509
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 306,196

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (77,319)
Paid-in capital applicable to 65,151,312 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 383,515
NET ASSETS $ 306,196
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $23,281; Shares outstanding: 4,951,320) $ 4.70
Advisor Class
(Net assets: $2; Shares outstanding: 520) $ 4.67
I Class
(Net assets: $96,923; Shares outstanding: 20,606,361) $ 4.70
Z Class
(Net assets: $185,990; Shares outstanding: 39,593,111) $ 4.70

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $127) $ 10,804
Dividend 310
Other 9
Total income 11,123
Expenses
Investment management 1,007
Shareholder servicing
Investor Class $ 33
Advisor Class 1
I Class 5 39
Prospectus and shareholder reports
Investor Class 2
I Class 3
Z Class 2 7
Custody and accounting 131
Registration 32
Legal and audit 31
Miscellaneous 12
Waived / paid by Price Associates (786)
Total expenses 473
Net investment income 10,650

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 544
Futures 207
Swaps (504)
Forward currency exchange contracts 54
Foreign currency transactions (757)
Net realized loss (456)
Change in net unrealized gain / loss
Securities (19,059)
Futures 346
Swaps (858)
Forward currency exchange contracts (3,613)
Other assets and liabilities denominated in foreign currencies (542)
Change in net unrealized gain / loss (23,726)
Net realized and unrealized gain / loss (24,182)
DECREASE IN NET ASSETS FROM OPERATIONS $ (13,532)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 10,650 $ 24,872
Net realized loss (456) (13,990)
Change in net unrealized gain / loss (23,726) 37,259
Increase (decrease) in net assets from operations (13,532) 48,141
Distributions to shareholders
Net earnings
Investor Class (738) (1,257)
Advisor Class – (1)
I Class (3,005) (5,026)
Z Class (6,473) (13,834)
Tax return of capital – –
Investor Class – (269)
Advisor Class – –
I Class – (1,066)
Z Class – (3,000)
Decrease in net assets from distributions (10,216) (24,453)
Capital share transactions
*
Shares sold
Investor Class 2,469 13,744
I Class 9,094 30,397
Z Class 956 17,228
Distributions reinvested
Investor Class 692 1,427
Advisor Class – 1
I Class 2,931 5,971
Z Class 6,437 16,778
Shares redeemed
Investor Class (5,618) (21,383)
Advisor Class (12) (1)
I Class (7,359) (35,710)
Z Class (5,643) (89,616)
Increase (decrease) in net assets from capital
share transactions 3,947 (61,164)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Decrease during period (19,801) (37,476)
Beginning of period 325,997 363,473
End of period $ 306,196 $ 325,997
*Share information (000s)
Shares sold
Investor Class 504 2,808
I Class 1,858 6,195
Z Class 238 3,487
Distributions reinvested
Investor Class 143 293
Advisor Class – –
(1)
I Class 607 1,224
Z Class 1,334 3,444
Shares redeemed
Investor Class (1,156) (4,461)
Advisor Class (2) –
(1)
I Class (1,510) (7,285)
Z Class (1,154) (19,116)
Increase (decrease) in shares outstanding 862 (13,411)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Local Currency Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Local
Currency Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets Local Currency Bond Fund (Investor Class), the
Emerging Markets Local Currency Bond Fund–Advisor Class (Advisor Class),
the Emerging Markets Local Currency Bond Fund–I Class (I Class) and the
Emerging Markets Local Currency Bond Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2024, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 276,173 $ — $ 276,173
Private Investment Company
2
— — — 538
Short-Term Investments 21,067 — — 21,067
Options Purchased 83 142 — 225
Total Securities 21,150 276,315 — 298,003
Swaps* — 460 — 460
Forward Currency Exchange
Contracts — 3,356 — 3,356
Futures Contracts* 55 — — 55
Total $ 21,205 $ 280,131 $ — $ 301,874
Liabilities
Swaps* $ — $ 971 $ — $ 971
Forward Currency Exchange
Contracts — 5,258 — 5,258
Futures Contracts* 47 — — 47
Total $ 47 $ 6,229 $ — $ 6,276
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 25
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures, Securities^ 526
Foreign exchange derivatives Forwards, Securities^ 3,498
Credit derivatives Centrally Cleared Swaps 47
^
,*
Total $ 4,096
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 13
Interest rate derivatives Bilateral Swaps, Centrally Cleared
Swaps, Futures 972
Foreign exchange derivatives Forwards 5,258
Credit derivatives Centrally Cleared Swaps 33
Total $ 6,276
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (45) $ 207 $ — $ (310) $ (148)
Foreign exchange
derivatives (90) — 54 — (36)
Credit derivatives — — — (194) (194)
Total $ (135) $ 207 $ 54 $ (504) $ (378)
Change in Unrealized
Gain (Loss)
Inflation derivatives $ — $ — $ — $ 20 $ 20
Interest rate derivatives 24 346 — (1,014) (644)
Foreign exchange
derivatives 117 — (3,613) — (3,496)
Credit derivatives — — — 136 136
Total $ 141 $ 346 $ (3,613) $ (858) $ (3,984)
^ Options purchased are reported as securities.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, cash of $2,240,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 124 $ (2,053) $ (1,929) $ 1,770 $ —
Barclays Bank 213 (329) (116) — —
BNP Paribas 386 (334) 52 — 52
BNY Mellon — (27) (27) — —
Citibank 373 (425) (52) — —
Deutsche Bank 173 (126) 47 — 47
Goldman Sachs 495 (283) 212 — 212
HSBC Bank 244 (56) 188 (288) —
JPMorgan Chase 78 (385) (307) 260 —
Morgan Stanley 45 (264) (219) 253 34
RBC Dominion
Securities 65 (232) (167) — —
Societe Generale 5 — 5 — 5
Standard Chartered 12 (14) (2) — —
State Street 229 (969) (740) 580 —
UBS Investment
Bank 347 (60) 287 (284) 3
Wells Fargo 739 (35) 704 (570) 134
Total $ 3,528 $ (5,592)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 42% and 48% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 7% of net assets.
Options   The fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 2% and 9% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 15% and
27% of net assets.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $90,704,000 and $92,192,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$43,876,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $318,069,000. Net unrealized loss aggregated
$23,608,000 at period-end, of which $8,898,000 related to appreciated investments and $32,506,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.36%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $210,000 remain subject to repayment by the fund at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $24,000 for T. Rowe Price Services, Inc.;
and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All
amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, approximately 18% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.02% 1.10% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $(4) $(1) $(46) $(735)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay
the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the fourth quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth quintile for the Investor Class Expense Group and Expense Universe. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Emerging Markets Local Currency Bond Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F192-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Emerging Markets Local Currency Bond Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024